Goodwill And Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary Of Changes In Carrying Amount Of Goodwill, By Segment
The following table sets forth the changes in the carrying amounts of goodwill by operating segment:

	2020					2019
	Balance at Jan. 1	Acquisitions	Impairments	Dispositions, currency exchange and other	Balance at Dec. 31	Balance at Jan. 1	Acquisitions	Dispositions, currency exchange and other	Balance at Dec. 31
Communications	$100,234	$—	$(8,253)	$(5)	$91,976	$100,551	$—	$(317)	$100,234
WarnerMedia	42,345	415	—	(313)	42,447	42,101	66	178	42,345
Latin America	3,662	—	(2,212)	(614)	836	3,718	—	(56)	3,662
Total	$146,241	$415	$(10,465)	$(932)	$135,259	$146,370	$66	$(195)	$146,241

Schedule of Amortized Intangible Assets
Our other intangible assets at December 31 are summarized as follows:

	2020				2019
Other Intangible Assets	Weighted-Average Life	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment	Gross Carrying Amount	Accumulated Amortization	Currency Translation Adjustment
Amortized intangible assets:
Wireless licenses [1]	24.6 years	$2,979	$271	$(421)	$2,981	$156	$(243)
Orbital slots [2]	15.0 years	5,825	—	—	—	—	—
Trademarks and trade names	37.1 years	20,016	1,518	(442)	18,359	853	(6)
Distribution network	10.0 years	18,414	4,621	—	18,138	2,793	—
Released television and film content	17.5 years	10,940	6,240	—	10,941	4,974	—
Customer lists and relationships	9.3 years	4,100	1,645	(460)	20,304	14,773	(281)
Other	21.3 years	11,311	2,615	(5)	11,427	1,843	(3)
Total	22.3 years	$73,585	$16,910	$(1,328)	$82,150	$25,392	$(533)
[1] Includes $1,561 of wireless license renewals in Mexico in 2019. [2] Changed from indefinite-lived January 1, 2020.

Schedule of Indefinite-Life Intangible Assets Not Subject to Amortization
Indefinite-lived intangible assets not subject to amortization, net of currency translation adjustment:

Licenses:
Wireless licenses	$85,728	$83,623
Orbital slots [1]	—	11,702
Trade names	5,241	6,067
Total	$90,969	$101,392
[1] Changed to amortized January 1, 2020.